REPORTING ENTITY - Other events - Clients credit reliefs (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
Disclosure of financial assets [line items]
Amortised cost before modification	$ 83,183,736
Net modification loss	(135,108)
Commercial loans
Disclosure of financial assets [line items]
Amortised cost before modification	43,637,334
Net modification loss	(13,230)
Loans to consumers
Disclosure of financial assets [line items]
Amortised cost before modification	24,776,794
Net modification loss	(82,971)
Mortgages
Disclosure of financial assets [line items]
Amortised cost before modification	14,411,716
Net modification loss	(36,873)
Microcredit
Disclosure of financial assets [line items]
Amortised cost before modification	357,892
Net modification loss	$ (2,034)